BUSINESS COMBINATIONS (Details 2)	12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Shanggu CNY	Dec. 31, 2012 Shanggu CNY	Apr. 30, 2014 Shanggu Mr. Wu Jiang Supplemental acquisition agreement CNY	Dec. 31, 2011 Shanggu CNY	Dec. 31, 2011 Shanggu Mr. Wu Jiang CNY
Redeemable non-controlling interest
Redeemable non-controlling interest, balance at the beginning of the period	69,430,000	66,181,000	$ 11,094,000
Total gains or losses for the period	(2,269,000)	3,249,000
Redeemable non-controlling interest, balance at the end of the period	67,161,000	69,430,000	11,094,000
Capital contribution from the Company							2,800,000
Capital contribution from non-controlling interest shareholder								2,400,000
Revenue
Revenue subsequent to acquisition				112,700,000	64,700,000
Net income or loss subsequent to acquisition				(6,500,000)	9,300,000
Percentage of equity interest, which can be waived to acquire						35.00%
Amount of operation cash required to be retained						10,000,000
Percentage of additional equity interest right reserved by the entity						5.00%